UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  028-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

 /s/     Chad S. Christensen     Highlands Ranch, CO/USA     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $160,556 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1400    15080 SH       SOLE                    15080        0        0
AVX CORP NEW                   COM              002444107     2417   224222 SH       SOLE                   224222        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    11529       86 SH       SOLE                       86        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    28751   320528 SH       SOLE                   320528        0        0
CHUBB CORP                     COM              171232101      753    10000 SH       SOLE                    10000        0        0
CNA FINL CORP                  COM              126117100     1097    39155 SH       SOLE                    39155        0        0
COCA COLA CO                   COM              191216100     1812    50000 SH       SOLE                    50000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     2024    20502 SH       SOLE                    20502        0        0
EXXON MOBIL CORP               COM              30231G102    24595   284175 SH       SOLE                   284175        0        0
GENERAL ELECTRIC CO            COM              369604103     3292   156814 SH       SOLE                   156814        0        0
INTEL CORP                     COM              458140100     6048   293310 SH       SOLE                   293310        0        0
JOHNSON & JOHNSON              COM              478160104     4091    58355 SH       SOLE                    58355        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     6455   664113 SH       SOLE                   664113        0        0
LEUCADIA NATL CORP             COM              527288104     6939   291675 SH       SOLE                   291675        0        0
MEDTRONIC INC                  COM              585055106      205     5000 SH       SOLE                     5000        0        0
MERCK & CO INC NEW             COM              58933Y105     5640   137754 SH       SOLE                   137754        0        0
MERCURY GENL CORP NEW          COM              589400100    16080   405130 SH       SOLE                   405130        0        0
MICROSOFT CORP                 COM              594918104     7582   283885 SH       SOLE                   283885        0        0
MOLSON COORS BREWING CO        CL A             60871R100      214     5000 SH       SOLE                     5000        0        0
NEWMONT MINING CORP            COM              651639106     8552   184154 SH       SOLE                   184154        0        0
PEPSICO INC                    COM              713448108     3403    49730 SH       SOLE                    49730        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      887    12868 SH       SOLE                    12868        0        0
SANOFI                         SPONSORED ADR    80105N105     4226    89190 SH       SOLE                    89190        0        0
STATOIL ASA                    SPONSORED ADR    85771P102     3168   126505 SH       SOLE                   126505        0        0
TELLABS INC                    COM              879664100      661   289855 SH       SOLE                   289855        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1436    20000 SH       SOLE                    20000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102     2018    58348 SH       SOLE                    58348        0        0
VICAL INC                      COM              925602104     1198   411576 SH       SOLE                   411576        0        0
WASHINGTON FED INC             COM              938824109     4083   242045 SH       SOLE                   242045        0        0